Acquisitions, Dispositions and Other Transactions (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended							12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 TLC Convertible notes one	Dec. 31, 2012 TLC Convertible notes one	Dec. 31, 2013 TLC Promissory Note	Mar. 14, 2013 TLC Promissory Note	Dec. 31, 2012 TLC Promissory Note	Dec. 31, 2012 Impairment of property, plant and equipment TLC	Dec. 31, 2012 Loss on disposal of assets	Dec. 31, 2012 Loss on disposal of assets TLC
One time nonrecurring expenses
Operating results	$ (6,662,306)	$ (1,681,081)	$ (15,030,124)	$ (6,612,209)	$ (10,049,784)	$ (4,402,947)						$ 12,144,038		$ 11,324,399
Increase in interest expense													360,948
Principal amount of Note							$ 6,500,000	$ 6,500,000	$ 4,000,000	$ 4,000,000	$ 4,000,000